FIDELITY (LOGO) INVESTMENTS(registered trademark)  FMR Corp.
                                                   82 Devonshire Street
                                                   Boston MA  02109-3614
                                                   617 563 7000

                    February 2, 1999





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



Re:         Fidelity Advisor Series IV (the trust):

            Fidelity Institutional Short-Intermediate Government Fund (the fund)

            File No. 2-83672 and 811-3737

______________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund does not differ from that filed in the most recent post-effective amendment, which was filed electronically.
                    Very truly yours,







                    /s/Eric D. Roiter
                       Eric D. Roiter
                       Secretary